Personnel expenses - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 shares plan tranche	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	0	282,105	282,105
Number of PSUs and RSUs outstanding (in shares)	2,593,065	1,530,661	700,801
ESOP 2009 and ESOP 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Cliff vesting percentage	25.00%
Cliff vesting period	1 year
Number of share options outstanding (in shares)	0	282,105
Number of share option plans | plan	2
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year	1 year
Blocking period	3 years
Number of PSUs and RSUs outstanding (in shares)	345,798	182,678
Performance Share Units (PSU), Employees excluding Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches | tranche	3
Performance Share Units (PSU), Employees excluding Management Board | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years
Number of PSUs issued, in percentage of number of PSUs granted	0.00%
Performance Share Units (PSU), Employees excluding Management Board | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs issued, in percentage of number of PSUs granted	150.00%
Performance Share Units (PSU), Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years
Cliff vesting period	3 years
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs and RSUs outstanding (in shares)	2,247,267	1,347,983